Cost of Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Cost of Revenues [Abstract]
Schedule of Cost of Revenues
	Six months ended June 30,	Six months ended June 30,
	2025	2024

Payroll and related benefits (including share-based compensation)	373	311
Raw materials subcontractors and auxiliary materials	307	440
Depreciation	89	93
Royalties to the IIA	38	53
Shipping	38	23
Others	56	35
	901	955